Other financial assets (Details) € in Thousands	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets	€ 1,253,000	€ 1,675,000	$ 1,675
Other current financial assets	300,000	316,000
Financing receivables held for operating purposes [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets	1,189		1,602
Other current financial assets		23
Financing receivables held for operating purposes two [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other current financial assets	51	84
Financing receivables held for operating purposes [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets	1,189		1,602
Other current financial assets	112	107
Financing receivables held for non-operating purposes [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other current financial assets	188	209
Financing receivables held for operating and non operating purpose [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets	1,189		1,602
Other current financial assets	300	316
Securities held for operating purposes [member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets	€ 64	€ 73,000	$ 73